Trade receivables - Aging Structure (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
AGING STRUCTURE OF TRADE RECEIVABLES
Trade receivables	€ 6,030	€ 5,270	€ 5,093	[1],[2]
Not due at the end of the reporting period
AGING STRUCTURE OF TRADE RECEIVABLES
Trade receivables			1,560
Less than 3 months
AGING STRUCTURE OF TRADE RECEIVABLES
Trade receivables			2,998
Between 3 and 6 months
AGING STRUCTURE OF TRADE RECEIVABLES
Trade receivables			363
Between 6 and 9 months
AGING STRUCTURE OF TRADE RECEIVABLES
Trade receivables			68
Between 9 and 12 months
AGING STRUCTURE OF TRADE RECEIVABLES
Trade receivables			70
More than 12 months
AGING STRUCTURE OF TRADE RECEIVABLES
Trade receivables			€ 34

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.